Other current assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016
Miscellaneous current assets [abstract]
Deferred charges	€ 2,046	€ 2,021		€ 1,483
Tax credits	185	219		176
Accrued income	958	524		666
Other non-trade receivables	1,461	2,001		1,552
Other tax receivables	2,286	2,910		604
Total current assets	€ 6,936	€ 7,675	[2]	€ 4,481

[1]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.
[2]	* The year 2017 have been restated to reflect the final accounting of the ACTech business combination. See Note 2 for more information.